Geographic information (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CAD ($)	Dec. 31, 2015 USD ($)
Survey revenue			$ 1,447,269		$ 17,422,151
South and Central America (Bolivia, Belize) [Member]
Survey revenue				$ 1,447,269		$ 17,422,151
North America [Member]
Survey revenue